FRESH-START ACCOUNTING (Tables)	12 Months Ended
Mar. 31, 2020
FRESH-START ACCOUNTING [Abstract]
Reconciliation of Estimated Enterprise Value to Estimated Fair Value of Common Stock
The following table reconciles the Company’s estimated Enterprise Value to the estimated fair value of the Successor’s Common Stock as of October 31, 2019 (in millions):

Enterprise Value	$1,250
Plus: Cash, cash equivalents and restricted cash	251
Less: Fair value of debt	(586)
Total Implied Equity	915
Less: Successor Preferred Stock (1)	(619)
Implied value of Successor Common Stock (2)	$296
(1)
At emergence, $470 million share settled redemption feature embedded derivative was bifurcated from issued Successor Preferred Stock and reclassified to preferred stock embedded derivative on the consolidated balance sheet. See Note 9 for further information.

(2)	Difference between $294.7 million shown on the October 31, 2019 consolidated balance sheet is a result of rounding.

Reconciliation of Enterprise Value to Reorganization Value
The following table reconciles the Company’s Enterprise Value to its Reorganization Value as of October 31, 2019 (in millions):

Enterprise Value	$1,250
Plus: Cash, cash equivalents and restricted cash	251
Plus: Current Liabilities and other, noninterest bearing	209
Plus: Other Long-term Liabilities, noninterest bearing (including Deferred Tax Liability)	409
Total Reorganization Value	$2,119

Reorganization and Fresh-Start Accounting Adjustments
The following table illustrates the effects on the Company’s consolidated balance sheet due to the reorganization and fresh-start accounting adjustments. The explanatory notes following the table below provide further details on the adjustments, including the Company’s assumptions and methods used to determine fair value for its assets and liabilities. Amounts included in the table below are rounded to thousands.

	As of October 31, 2019
Current assets:	Predecessor Company	Reorganization Adjustments		Fresh-Start Adjustments		Successor Company

Cash and cash equivalents	$139,278	$62,801	(1)	$—		$202,079
Restricted cash	23,761	24,686	(2)	—		48,447
Accounts receivable from non-affiliates	201,950	(3,034)	(3)	—		198,916
Accounts receivable from affiliates	15,926	—		(1,298)	(12)	14,628
Inventories	116,926	—		(35,766)	(13)	81,160
Prepaid expenses and other current assets	47,283	(3,322)	(4)	(13,415)	(14)	30,546
Total current assets	545,124	81,131		(50,479)		575,776
Investment in unconsolidated affiliates	112,932	—		7,039	(15)	119,971
Property and equipment – at cost:
Land and buildings	238,967	—		(74,225)	(16)	164,742
Aircraft and equipment	2,432,045	—		(1,665,136)	(17)	766,909
	2,671,012	—		(1,739,361)		931,651
Less – Accumulated depreciation and amortization	(970,731)	—		970,731	(18)	—
	1,700,281	—		(768,630)		931,651
Right-of-use assets	325,764	—		3,263	(19)	329,027
Other assets	91,179	213		70,897	(20)	162,289
Total assets	$2,775,280	$81,344		$(737,910)		$2,118,714
Current liabilities:
Accounts payable	$74,170	$10,448	(5)	$(2,377)	(21)	$82,241
Accrued wages, benefits and related taxes	40,657	—		—		40,657
Income taxes payable	2,988	—		—		2,988
Other accrued taxes	8,223	—		—		8,223
Deferred revenue	9,187	—		(321)	(22)	8,866
Accrued maintenance and repairs	31,303	—		—		31,303
Accrued interest	21,213	(20,111)	(6)	—		1,102
Current portion of operating lease liabilities	83,008	—		(8,497)	(23)	74,511
Other accrued liabilities	50,070	(15,417)	(7)	(718)	(24)	33,935
Short-term borrowings and current maturities of long-term debt	955,009	(926,556)	(8)	8,627	(25)	37,080
Total current liabilities	1,275,828	(951,636)		(3,286)		320,906
Long-term debt, less current maturities	75,167	525,301		(51,186)	(25)	549,282
Accrued pension liabilities	18,623	—		14,891	(26)	33,514
Preferred stock embedded derivative	—	470,322	(10)	—		470,322
Other liabilities and deferred credits	7,701	—		(3,110)	(27)	4,591
Deferred taxes	54,009	93,245	(28)	(104,025)	(28)	43,229
Long-term operating lease liabilities	244,566	—		9,139	(23)	253,705
Total liabilities not subject to compromise	1,675,894	137,232		(137,577)		1,675,549
Liabilities subject to compromise	624,867	(624,867)	(9)	—		—
Total liabilities	2,300,761	(487,635)		(137,577)		1,675,549
Commitments and contingencies (Note 11)
Mezzanine equity:
Preferred stock	—	148,599	(10)	—		148,599
Stockholders’ investment:						—
Predecessor common stock, $.01 par value	386	(386)	(11)	—		—
Predecessor additional paid-in capital	920,761	(920,761)	(11)	—		—
Predecessor retained earnings	52,136	524,687	(11)	(576,823)	(30)	—
Predecessor accumulated other comprehensive loss	(314,439)	337,373	(11)	(22,934)	(30)	—
Predecessor Treasury shares	(184,796)	184,796	(11)	—		—
Successor Common stock	—	1	(10)	—		1
Successor Additional paid-in capital	—	294,670	(10)	—		294,670
Total Bristow Group stockholders’ investment	474,048	420,380		(599,757)		294,671
Noncontrolling interests	471	—		(576)	(29)	(105)
Total stockholders’ investment	474,519	420,380		(600,333)		294,566
Total liabilities, mezzanine equity and stockholders’ investment	$2,775,280	$81,344		$(737,910)		$2,118,714

Reorganization adjustments

(1)	The table below details cash payments as of October 31, 2019, pursuant to the terms of the Plan described in Note 2 (in thousands):

Equity Rights Offering Proceeds	$385,000
Release of funds from Restricted Cash	6,972
Payments to 8.75% Senior Secured Notes due 2023 for principal and interest	(270,939)
Payment of DIP interest	(1,098)
Payments for 2019 Term Loan Amendment Fee	(563)
Reserve for Professional Fee Escrow	(30,669)
Payment of Unsecured 4(a)(2) Cash Pool Funding	(7,000)
Payments for Transaction Expenses	(11,867)
Payments to Indenture Trustee	(989)
Payment of Executive Key Employee Incentive Plan	(3,432)
Payments for Prepetition Trade Cures	(2,614)
Total	$62,801

(2)
Represents the Reserve for Professional Fee Escrow of $30.7 million plus the remainder of the Disputed Claims Cash Reserve under the Plan of $0.9 million offset by a $6.9 million release of restricted cash related to the DIP Facility.

(3)	Represents the write-off of the value added tax receivable in relation to the rejected aircraft purchase contract with Airbus Helicopters S.A.S. (“Airbus”) for 22 large aircraft in October 2019.

(4)	Represents the write-off of the prepaid asset related to the Predecessor’s directors and officers tail coverage insurance policy.

(5)	Represents the accrual for success fees of $14.0 million, partially offset by trade cure payments of $2.6 million and other miscellaneous accruals of $0.9 million.

(6)	Represents the settlement of the DIP Facility accrued interest of $16.1 million and the 8.75% Senior Secured Notes accrued interest of $4.0 million.

(7)
Represents reversal of the $19.3 million Backstop Obligation Reserve plus $0.3 million miscellaneous adjustments, partially offset by accrual for ABL Facility (as defined herein) fees of $2.2 million and a reclassification of the deferred compensation plan of $2.0 million.

(8)	The table below reflects the settlement and write-off of the short-term debt and current maturities (in thousands):

Settlement of the 8.75% Senior Secured Notes due 2023	$275,182
Settlement of DIP Facility	150,000
Settlement of remaining 8.75% Senior Secured Notes due 2023 (1)	(8,255)
Write-off of unamortized discount on the 8.75% Senior Secured Notes due 2023	1,641
Reinstated Milestone Omnibus Agreement	(17,313)
Reclassification from short-term borrowings and current maturities of long-term debt to long-term debt, less current maturities	525,301
$926,556

(1)	Represents the difference between the amount outstanding on the 8.75% Senior Secured Notes and the cash paid to settle the 8.75% Senior Secured Notes.

(9)	Liabilities subject to compromise consisted of the following (in thousands):

6¼% Senior Notes due 2022 principal and accrued interest (1)	$415,894
4½% Convertible Senior Notes due 2023 principal and accrued interest (2)	146,627
Accrued lease termination costs (3)	43,049
Milestone Omnibus Agreement (4)	17,313
Deferred compensation plan	1,984
Liabilities subject to compromise	$624,867

(1)	Includes $401.5 million of principal and $14.4 million of interest accrued through May 11, 2019.

(2)	Includes $143.8 million of principal and $2.9 million of interest accrued through May 11, 2019.

(3)	Relates to ten aircraft leases rejected in June 2019, including nine S-76C+s and one S-76D.

(4)
Includes costs related to the return of four leased H225s on May 6, 2019 and includes lease termination costs, deferred lease costs previously included as short-term debt on the consolidated balance sheet and additional lease return costs.

(10)
Represents the discharge of debt through the issuance of New Stock. Pursuant to the Plan, Class 4 (Secured Notes Claim holders), Class 8 (Unsecured Notes Claim holders), and Class 12 (General Unsecured Claim holders) received cash and subscription rights to the New Stock issued pursuant to the Rights Offering in full satisfaction and settlement of claims. Any subscription right not exercised by these parties was purchased by the Commitment Parties. Further, Class 8 and Class 12 received New Stock as part of the Unsecured Equity Pool and DIP claim holders received New Stock in full satisfaction and settlement of DIP claims. The following is the calculation of the total pre-tax gain and corresponding impact on additional paid-in capital (“APIC”) on the discharge of debt (in thousands):

Liabilities subject to compromise (see footnote above for further details)	$624,867
Less amounts reinstated:
Milestone Omnibus Agreement	(17,313)
Deferred Compensation Plan	(1,984)
Total liabilities subject to compromise settled at emergence	605,570
Plus 8.75% Senior Secured Notes due 2023	275,182
Plus proceeds from Rights Offering	385,000
Shares issued to participants in Rights Offering and to compromised creditor classes:
Equity issued pursuant to Rights Offering and Unsecured Equity Pool (1)	(727,139)
Less cash paid to settle claims:
Cash paid out (2)	(273,022)
Total pre-tax gain	$265,591
Settlement of DIP Claims through issuance of New Stock
DIP Claims plus interest accrued	165,000
DIP Equitization Allocation New Stock plus Consent Fee (1)	(186,453)
APIC Predecessor (3)	$(21,453)

(1)	Successor Equity Issued

(2)
The cash paid was used to settle 97% of the 8.75% Senior Secured Notes principal balance (Class 4) and the payments made to Unsecured Notes Claim holders (Class 8) and General Unsecured Claim holders (Class 12).

(3)
Pursuant to the DIP Credit Agreement, the DIP claims and the Equitization Consent Fee were settled with New Stock. The difference between the “DIP claims plus accrued interest” and “DIP Equitization Allocation New Stock plus Consent Fee” does not flow through the income statement but is a direct adjustment to the Predecessor APIC.

Successor New Stock
Equity Issued pursuant to Rights Offering
Common Stock, $.01 par value (b)	$1
Preferred Stock Mezzanine Equity (a)	523,973
Additional paid in capital (c)	153,897
Equity Issued Unsecured Equity Pool
Common Stock, $.01 par value (b)	—
Additional paid in capital (c)	49,268
Total New Stock issued to participants in Rights Offering and to compromised creditor classes	$727,139
New Stock Issued for settlement of DIP Claims
Common Stock, $.01 par value (b)	—
Preferred Stock Mezzanine Equity (a)	94,948
Additional Paid in Capital (c)	91,505
Total New Stock issued for settlement of DIP Claims	$186,453
Total New Stock Issued	913,592
(a) Total Preferred Stock Mezzanine Equity	618,921
(b) Total Common Stock par value	1
(c) Total Additional Paid in Capital	294,670
New Preferred Stock	618,921
Less: Share-settled Redemption Feature Embedded Derivative	(470,322)
Total Equity at Emergence	$148,599

(11)	Represents the cancellation of the Predecessor common stock and related components of the Predecessor equity.

Fresh-start accounting adjustments

(12)	Represents the adjustments to accounts receivable from affiliate caused by the write-off of revenue previously being straight-lined for which the Company has no future performance obligations.

(13)
Represents the valuation adjustments applied to the Company’s inventory, which consists of aircraft parts, kit parts, work in process and fuel. The fair value of the inventory was estimated using the cost approach.

(14)
Represents the write-off of the Predecessor’s unamortized debt issuance costs as of October 31, 2019 as well as the adjustment to prepaid rent resulting from the change in the Company’s fair value of leases. See footnotes 19 and 25 for further details. This balance also represents the fair value adjustment of the Company’s short-term portion of contract acquisition and pre-operating costs by $8.8 million to its fair value of zero at the Effective Date.

(15)
Represents the valuation adjustments to the Company’s equity method investments in Cougar and Líder, and cost method investment in PAS to fair value. The fair value for the unconsolidated investments was based on a combination of the income approach and the market approach. The income approach includes consideration of a market participant discount rate and cash flow projections prepared by their management. The Guideline Public Company Method relies on valuation multiples from reasonably similar Guideline Public Companies.

(16)
Represents the fair value adjustment to the Company’s land and buildings. The fair value was determined using the direct valuation method of the cost approach of certain owned properties with all other owned properties and related site improvements valued using the indirect method of the cost approach. Concurrently, the income approach and market approach were considered in the context of the Company’s economic obsolescence analysis as part of the application of the cost approach.

(17)
Represents the valuation adjustment to the Company’s aircraft and equipment fair value. The cost approach was the primary valuation method utilized to determine fair value. Concurrently, the income approach was considered in the context of the Company’s economic obsolescence analysis as part of the application of the cost approach. Certain assets, specifically those aircraft classified as held for sale as of December 31, 2019 (Successor), were valued utilizing the market approach, based on preliminary sales offers for those assets. The key assumptions used were market conditions and third party market data, locational considerations and aircraft interchangeability, asset age, current flight hours and operational status and earning potential of the overall business.

(18)
Represents the elimination of the Predecessor’s accumulated depreciation in accordance with fresh-start accounting requirements and revaluation of the corresponding assets described in footnotes 16 and 17 above.

(19)	Reflects the valuation adjustments to the Company’s ROU assets based on the recalculated operating lease liabilities adjusted for the fair value of any favorable or unfavorable lease term.

(20)
Primarily reflects the valuation adjustments to intangible assets and deferred tax asset. The Company’s intangible assets consist of PBH contracts, in which aircraft maintenance is covered by the manufacturer in exchange for a fee per flight hour, and a U.K. SAR customer contract. The fair value of the PBH contracts was determined using a cost approach in which the estimated prior accrued payments were discounted using the weighted average cost of capital for each business over the vendor’s remaining non-cancelable term of the contract. The fair value of the PBH contracts related to non-UK aircraft was further reduced based on the economic obsolescence rate applied to the corresponding aircraft. The U.K. SAR customer contract was fair valued using the multi-period excess earnings method of the income approach.

(21)
Primarily reflects the write-off of short-term portion of contract acquisition and pre-operating costs related to two customer contracts in Norway of $2.2 million and various other miscellaneous costs of $0.2 million.

(22)	Reflects the write-off of deferred revenue related to contracts in which the Company was no longer obligated to provide future services.

(23)
Reflects the adjustment to the Company’s lease assumptions (i.e. discount rate) to record its lease obligations as of the Effective Date and the corresponding adjustment to its short-term lease liability. To estimate the market rent, comparable closed leases and current lease listing were analyzed. Market rent growth was based on published survey data.

(24)	Primarily reflects the write-off of long-term portion of contract acquisition and pre-operating costs related to two customer contracts in Norway.

(25)
Reflects the valuation adjustments to the Lombard Debt, Macquarie Debt, PK Air Debt and Airnorth Debt (each as defined herein). The fair value for these debt instruments was determined by considering the future cash flows of the instruments based on the contractual interest rates and then discounted back to Day 1, based on the implied market yield and the Company’s credit rating as of the Effective Date. When fair valuing the debt, credit spreads, a term-matched risk-free rate associated with each payment based on interpolating the U.S. Constant Maturity Treasury Curve, yield volatility (ranging from 30% to 35%) and call schedule (ranging from 100.25% to 103.5%) were utilized. All of the Predecessor’s unamortized debt issuance costs of $15.2 million were written off as of October 31, 2019. Refer to Note 8 for definitions of and further information regarding debt instruments.

(26)	Reflects the valuation adjustment to the Company’s pension liabilities. The fair value was determined by updating the pension plan assumptions and calculations as of the Effective Date.

(27)	Represents the write-off of long-term deferred revenue as no performance obligations remained for the Successor.

(28)	Represents the adjustments to deferred tax liability.

(29)	Reflects the portion of the valuation adjustments to land, buildings and equipment applicable to noncontrolling interest.

(30)	Represents the cumulative impact of the fresh-start accounting adjustments discussed above and the cancellation of the Predecessor’s retained earnings and accumulated other comprehensive loss.

Summary of Reorganization Items
The following table summarizes the net reorganization items (in thousands):

	Successor	Predecessor
	Five Months Ended March 31, 2020	Seven Months Ended October 31, 2019
Gain on settlement of liabilities subject to compromise	$—	$265,591
Fresh-start accounting adjustments	—	(686,116)
Reorganization professional fees and other	(7,232)	(197,448)
Loss on reorganization items	$(7,232)	$(617,973)